Other Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Receivables [Abstract]
Schedule of Other Accounts Receivables
	December 31,
	2024	2023
	U.S. Dollars in thousands
Prepaid expenses	$3,847	$4,405
Government authorities	894	981
Derivatives financial instruments mainly measured at fair value through other comprehensive income	49	149
Accrued other income	235	45
Other (1)	521	385
Total Other Accounts Receivables	$5,546	$5,965

(1)	The balance, as of December 31, 2024, and December 31, 2023, includes $247 thousand, as bank guarantee provided (refer to Note 18 for further details) and short-term lease in the amount of $267 thousand and $134 thousand, respectively that was classified to other accounts receivables (refer to Note 14 for further details)